CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash Flows from Operating Activities:
Net loss	$ (6,662,367)	$ (9,360,771)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	10,266	18,722
Stock-based compensation	804,061	827,939
Changes in fair value of the liability for options – losses (gains)	528,083	(2,792,974)
Foreign currency exchange losses (gains)	91,905	(19,649)
Increase in assets:
Prepaid expenses and other current assets	(324,111)	(747,101)
Increase (decrease) in liabilities:
Accounts payable and accrued expenses	1,008,598	(773,086)
Other liabilities	0	165,201
Total adjustments	2,118,802	(3,320,948)
Net Cash Used in Operating Activities	(4,543,565)	(12,681,719)
Cash Flows from Financing Activities:
Net proceeds from issuance of shares	1,473,828	0
Net Cash Provided by Financing Activities	1,473,828	0
Effect of Exchange Rates on Cash and Restricted Cash	(144,203)	24,163
Net Decrease in Cash and Restricted Cash	(3,213,940)	(12,657,556)
Cash and Restricted Cash, beginning of period	5,967,967	28,248,906
Cash and Restricted Cash, end of period	2,754,027	15,591,350
Supplemental Disclosures of Non-Cash Financing Activities:
Deferred financing costs	$ 114,058	$ 0